Regulatory Requirements (Tables)	6 Months Ended
Jun. 30, 2021
Regulatory Requirements [Abstract]
Schedule of the minimum regulatory capital required and the actual amounts of capital maintained
Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$386,292	$1,171,495	$785,203	303%
Lion Futures Limited	386,292	1,039,855	653,563	269%
Lion Asset Management Limited	12,876	43,415	30,539	337%
BC Wealth Management Limited	12,876	177,081	164,205	1375%
Lion Broker Limited (Cayman)	9,704,983	12,495,487	2,790,504	129%
Total	$10,503,319	$14,927,333	$4,424,014	142%